Summary of Quantitative Information About Significant Unobservable Inputs Used in Level Three Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 6,368,261	$ 6,838,185
Structured settlement annuity reinsurance agreement | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	27,826	34,655
Structured settlement annuity reinsurance agreement | Weighted average | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Ultimate reinvestment spreads	1.575%	1.564%
Structured settlement annuity reinsurance agreement | Minimum | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Ultimate reinvestment spreads	1.339%	1.338%
Structured settlement annuity reinsurance agreement | Maximum | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Ultimate reinvestment spreads	1.984%	1.96%
ARS backed by student loans | Discounted cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 19,149	$ 31,429
ARS backed by student loans | Minimum | Discounted cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Anticipated date liquidity will return to the market (in months)	36 months	36 months
ARS backed by student loans | Minimum | Weighted average | Discounted cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Anticipated date liquidity will return to the market (in months)	39 months	38 months
ARS backed by student loans | Maximum | Discounted cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Anticipated date liquidity will return to the market (in months)	54 months	60 months
ARS backed by student loans | Maximum | Weighted average | Discounted cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Anticipated date liquidity will return to the market (in months)	51 months	50 months